Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Clark Fork Trust
Entity Central Index Key	0001506980
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Tarkio Fund
Shareholder Report [Line Items]
Fund Name	TARKIO FUND
Class Name	Tarkio Fund
Trading Symbol	TARKX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Tarkio Fund - TARKX for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://tarkiofund.com. You can also request this information by contacting us at 1-866-738-3629.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://tarkiofund.com or contact us at 1-866-738-3629.

For a more thorough understanding of our investment process, including a fuller description of our investment criteria and how we apply these criteria to our particular companies, we encourage you to read our quarterly shareholder letters, available at https://tarkiofund.com/shareholder-info.

Additional Information Phone Number	1-866-738-3629
Additional Information Website	https://tarkiofund.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Tarkio Fund	$100.00	1.00%

Expenses Paid, Amount	$ 100.00
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Average Annual Return [Table Text Block]	AVERAGE ANNUAL RETURNS
	1 Year	5 Years	10 Years	Ending Value
Tarkio Fund	25.07%	11.75%	9.53%	$ 24,841
S&P 500 ® Index	28.19%	15.79%	12.68%	$ 33,008

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling 1-866-738-3629
Net Assets	$ 154,300,000
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 1,063,243
Investment Company, Portfolio Turnover	6.91%
Additional Fund Statistics [Text Block]	FUND STATISTICS
			ADVISORY FEES
NET ASSETS:	PORTFOLIO HOLDINGS:	PORTFOLIO TURNOVER:	PAID BY FUND:
$154.3 MILLION*	34	6.91%	$1,063,243

Holdings [Text Block]

top ten holdings

1.	General Electric Company	12.42%
2.	Cognex Corporation	9.37%
3.	The Manitowoc Company, Inc.	7.96%
4.	Danaher Corporation	7.18%
5.	MillerKnoll, Inc.	5.84%
6.	ESAB Corporation	5.17%
7.	Vontier Corporation	4.32%
8.	The St. Joe Company	4.10%
9.	Chipotle Mexican Grill, Inc.	3.96%
10.	Berkshire Hathaway Inc. Class B	3.56%
	Total % of Net Assets	63.89%

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended May 31, 2024.
Updated Prospectus Phone Number	1-866-738-3629
Updated Prospectus Web Address	https://tarkiofund.com